ACCOUNTS PAYABLE AND ACCRUED EXPENSES - SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables (1)	$ 1,664,633	$ 6,276,451
Accrued interest	743,571	752,874
Accrued development cost	1,078,918	1,308,567
Accrued employee benefits and related obligations	1,245,647	976,268
Accrued professional service fees	2,488,320	3,007,558
Other accrued expenses	1,135,826	805,784
Total	$ 8,356,915	$ 13,127,502
Non-interest bearing (in days)	30 days